INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, net
Cost	$ 120,005,242	$ 116,284,495
Accumulated amortization	(28,120,569)	(27,218,859)
Impairment loss	(91,467,158)	(88,698,945)
Net carrying values	417,515	366,691
Impairment loss on intangible assets	0	36,449,082	0
Amortization expense	51,316	3,151,734	6,098,186
Cost of revenue
Intangible assets, net
Amortization expense		2,727,084	5,322,301
Selling and marketing expenses
Intangible assets, net
Amortization expense		379,008	740,238
General and administrative expenses
Intangible assets, net
Amortization expense	51,316	45,642	35,647
Customer base
Intangible assets, net
Weighted average economic life	5 years
Cost	13,409,760	13,003,920
Accumulated amortization	(7,063,958)	(6,850,171)
Impairment loss	(6,345,802)	(6,153,749)
Non-compete agreements
Intangible assets, net
Weighted average economic life	10 years
Cost	4,305,773	4,175,461
Accumulated amortization	(1,127,194)	(1,093,080)
Impairment loss	(3,178,579)	(3,082,381)
Patents
Intangible assets, net
Weighted average economic life	10 years
Cost	280,474	270,429
Accumulated amortization	(114,123)	(86,457)
Net carrying values	166,351	183,972
Trademark
Intangible assets, net
Weighted average economic life	10 years
Cost	330,130	232,853
Accumulated amortization	(78,966)	(50,134)
Net carrying values	251,164	182,719
Concession contracts
Intangible assets, net
Weighted average economic life	9 years
Cost	101,302,697	98,236,816
Accumulated amortization	(19,694,505)	(19,098,460)
Impairment loss	(81,608,192)	(79,138,356)
Technology
Intangible assets, net
Weighted average economic life	9 years
Cost	376,408	365,016
Accumulated amortization	(41,823)	(40,557)
Impairment loss	$ (334,585)	$ (324,459)